Note 18 - Financial Instruments with Off-balance Sheet Risk - Financial Instruments with Off-Balance Sheet Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Commitments to originate, fund or purchase loans	$ 173,645	$ 184,596
Forward commitments	1,900	1,900
Single Family Mortgages [Member]
Commitments to originate, fund or purchase loans	3,792	7,587
Commercial Real Estate [Member]
Commitments to originate, fund or purchase loans	12,968	33,953
Non-real Estate Commercial Loans [Member]
Commitments to originate, fund or purchase loans	6,495	420
Undisbursed Balance of Loans Closed [Member]
Commitments to originate, fund or purchase loans	44,712	39,841
Unused Line of Credit [Member]
Commitments to originate, fund or purchase loans	103,811	100,893
Letters of Credit [Member]
Commitments to originate, fund or purchase loans	1,867	1,902
Forward Commitments [Member]
Forward commitments	$ 5,629	$ 9,595